NOTE 1 - THE COMPANY	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 - THE COMPANY

Acacia Diversified Holdings, Inc. (“Acacia” or the “Company”) has three wholly-owned subsidiaries, MariJ Pharmaceuticals, Inc. (“MariJ Pharma”), Canna-Cures Research & Development Center, Inc. (“Canna-Cures”), and Eufloria Medical of Tennessee, Inc. (“EMT”), a company incorporated in the state of Tennessee. The Company formed this new subsidiary to acquire a parcel of land and a license from one of its directors.  See details in NOTE 5 - Related Party Transactions.

Prior to the Merger (see NOTE 2), the Company sold the assets and related businesses of its Citrus Extracts, Inc. and Acacia Transport Services, Inc. subsidiaries, and its Acacia Milling Services operations, being all of its then revenue-producing operations, on June 29, 2015. On January 15, 2016 the Company entered into a definitive Asset Purchase Agreement to acquire substantially all of the assets of the “MariJ Group” of companies, including (1) MariJ Agricultural, Inc.; (2) Canna-Cures Research & Development Center, LLC; and, (3) JR Cannabis Industries, LLC with an effective date of January 4, 2016.  In connection with the acquisition, the Company issued 2,474,850 shares of its common stock to the shareholders and members of the MariJ Group.

In 2016, following those acquisitions, the Company formed two new subsidiaries to conduct its new medical cannabis business activities, being MariJ Pharmaceuticals, Inc. (“MariJ Pharma”) and Canna-Cures Research & Development Center, Inc. (“Canna-Cures”). In 2017, the Company formed a new subsidiary, Eufloria Medical of Tennessee, Inc. (“EMT”), a corporation formed under the laws of Tennessee.

The Company’s primary source revenue is from the extraction of medicinal cannabis oil, from a non-psychoactive cannabis plant. All extraction services are currently limited to the State of Colorado, as the Company is attempting to attain various licenses for business in other states.